Shareholders' contributions - Share Capital (Details) - USD ($)						12 Months Ended
	May 29, 2024	May 24, 2023	Nov. 17, 2022	May 17, 2022	Apr. 20, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Reduction of issued share capital of the company (in shares)					(11,000,000)
Share capital and share premium
Balance at beginning of period						$ 1,265,648,000	$ 1,163,643,000	$ 1,047,830,000
Reduction of issued share capital of the company					$ (16,500,000)
Employee share options exercised						99,000	214,000	2,124,000
Restricted shares granted and units vested						2,885,000	2,937,000	1,824,000
Purchase of own shares						(66,887,000)	(26,242,000)	(36,844,000)
Dividends provided for and paid to mayor shareholders	$ (17,500,000)	$ (17,500,000)	$ (17,500,000)	$ (17,500,000)		(35,000,000)	(35,000,000)	(35,000,000)
Balance at end of period						$ 1,408,101,000	$ 1,265,648,000	$ 1,163,643,000
Number of shares
Number of shares
Stock at beginning of period (shares)						111,382,000	111,382,000	122,382,000
Reduction of issued share capital of the company (in shares)								(11,000,000)
Stock at end of period (shares)						111,382,000	111,382,000	111,382,000
Share capital and share premium
Balance at beginning of period						$ 167,073,000	$ 167,073,000	$ 183,573,000
Balance at end of period						167,073,000	167,073,000	167,073,000
Share capital and share premium
Share capital and share premium
Balance at beginning of period						910,883,000	960,242,000	1,034,633,000
Reduction of issued share capital of the company								(16,500,000)
Employee share options exercised						115,000	236,000	2,432,000
Restricted shares granted and units vested							7,528,000	4,647,000
Restricted shares granted						7,540,000
Purchase of own shares						(57,066,000)	(22,123,000)	(29,970,000)
Dividends provided for and paid to mayor shareholders						(35,000,000)	(35,000,000)	(35,000,000)
Balance at end of period						$ 826,472,000	$ 910,883,000	$ 960,242,000